John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 6/30/2023

Fund’s investments
As of 6-30-23 (unaudited)
	Shares	Value
Common stocks 98.0%		$20,179,326,742
(Cost $14,814,217,333)
Communication services 1.8%		376,214,982
Entertainment 0.7%
Take-Two Interactive Software, Inc. (A)	983,474	144,728,034
Media 1.1%
Nexstar Media Group, Inc.	371,343	61,847,177
TEGNA, Inc.	3,735,461	60,663,887
The Interpublic Group of Companies, Inc.	2,824,673	108,975,884
Consumer discretionary 14.5%		2,987,742,858
Automobile components 0.9%
Gentex Corp.	4,221,233	123,513,278
Lear Corp.	448,153	64,332,363
Automobiles 0.5%
Harley-Davidson, Inc.	2,946,891	103,760,032
Broadline retail 0.6%
eBay, Inc.	2,529,218	113,030,752
Distributors 0.4%
LKQ Corp.	1,562,045	91,020,362
Diversified consumer services 0.8%
frontdoor, Inc. (A)	3,496,615	111,542,019
H&R Block, Inc.	1,935,587	61,687,158
Hotels, restaurants and leisure 4.6%
Boyd Gaming Corp.	1,403,039	97,328,815
Darden Restaurants, Inc.	774,776	129,449,574
Domino’s Pizza, Inc.	238,217	80,276,747
Expedia Group, Inc. (A)	1,344,325	147,055,712
International Game Technology PLC	1,888,650	60,229,049
Las Vegas Sands Corp. (A)	2,230,323	129,358,734
Marriott International, Inc., Class A	951,771	174,830,815
Wyndham Hotels & Resorts, Inc.	1,790,821	122,796,596
Household durables 2.9%
Garmin, Ltd.	1,042,561	108,728,687
Mohawk Industries, Inc. (A)	552,327	56,978,053
NVR, Inc. (A)	20,638	131,064,096
Tempur Sealy International, Inc.	4,010,669	160,707,507
Whirlpool Corp.	918,174	136,615,109
Leisure products 0.8%
Polaris, Inc.	1,342,961	162,404,274
Specialty retail 3.0%
AutoZone, Inc. (A)	127,517	317,945,787
Ross Stores, Inc.	1,881,752	211,000,852
Valvoline, Inc.	2,454,985	92,086,487
Consumer staples 2.5%		521,413,845
Beverages 0.6%
Coca-Cola Europacific Partners PLC	1,956,728	126,071,985
Consumer staples distribution and retail 1.6%
Dollar General Corp.	452,986	76,907,963
U.S. Foods Holding Corp. (A)	5,630,508	247,742,352
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Personal care products 0.3%
Kenvue, Inc. (A)	2,675,683	$70,691,545
Energy 4.9%		1,009,770,287
Energy equipment and services 2.4%
Halliburton Company	7,711,050	254,387,540
Schlumberger, Ltd.	3,242,369	159,265,165
Weatherford International PLC (A)	1,310,779	87,061,941
Oil, gas and consumable fuels 2.5%
Devon Energy Corp.	2,251,390	108,832,193
Diamondback Energy, Inc.	632,667	83,107,137
Marathon Petroleum Corp.	1,019,819	118,910,895
Pioneer Natural Resources Company	571,229	118,347,224
Valero Energy Corp.	680,803	79,858,192
Financials 14.3%		2,940,149,370
Banks 1.6%
East West Bancorp, Inc.	758,003	40,014,978
Fifth Third Bancorp	5,970,753	156,493,436
Huntington Bancshares, Inc.	11,888,912	128,162,471
Capital markets 3.9%
Ameriprise Financial, Inc.	1,301,276	432,231,838
Ares Management Corp., Class A	1,447,302	139,447,548
Evercore, Inc., Class A	781,120	96,538,621
LPL Financial Holdings, Inc.	600,047	130,468,219
Consumer finance 1.4%
Discover Financial Services	2,214,459	258,759,534
SLM Corp.	2,504,280	40,869,850
Financial services 1.4%
Fidelity National Information Services, Inc.	1,475,781	80,725,221
FleetCor Technologies, Inc. (A)	408,255	102,504,665
Global Payments, Inc.	534,297	52,638,940
Voya Financial, Inc.	745,312	53,446,324
Insurance 6.0%
Aflac, Inc.	1,676,031	116,986,964
Aon PLC, Class A	619,545	213,866,934
Arch Capital Group, Ltd. (A)	1,288,785	96,465,557
Arthur J. Gallagher & Company	777,653	170,749,269
Everest Re Group, Ltd.	507,184	173,385,922
First American Financial Corp.	2,038,581	116,239,889
Globe Life, Inc.	1,364,363	149,561,472
RenaissanceRe Holdings, Ltd.	424,402	79,159,461
The Allstate Corp.	462,655	50,447,901
The Travelers Companies, Inc.	351,171	60,984,356
Health care 8.6%		1,762,512,445
Biotechnology 0.1%
Fortrea Holdings, Inc. (A)	759,698	25,837,329
Health care equipment and supplies 0.9%
Zimmer Biomet Holdings, Inc.	1,215,291	176,946,370
Health care providers and services 5.3%
AmerisourceBergen Corp.	1,816,379	349,525,811
AMN Healthcare Services, Inc. (A)	592,485	64,651,963
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp. (A)	1,690,786	$114,043,516
HCA Healthcare, Inc.	499,346	151,541,524
Humana, Inc.	206,379	92,278,242
Laboratory Corp. of America Holdings	415,915	100,372,767
Molina Healthcare, Inc. (A)	503,818	151,770,134
The Cigna Group	206,229	57,867,857
Life sciences tools and services 2.3%
Avantor, Inc. (A)	5,834,461	119,839,829
ICON PLC (A)	1,124,818	281,429,464
IQVIA Holdings, Inc. (A)	339,937	76,407,639
Industrials 25.5%		5,252,373,620
Aerospace and defense 5.1%
BWX Technologies, Inc.	2,228,244	159,475,423
Curtiss-Wright Corp.	891,524	163,737,298
Hexcel Corp.	1,820,307	138,379,738
Howmet Aerospace, Inc.	5,886,471	291,733,503
L3Harris Technologies, Inc.	298,183	58,375,286
Textron, Inc.	3,576,270	241,863,140
Air freight and logistics 0.9%
Expeditors International of Washington, Inc.	1,572,265	190,448,459
Building products 3.2%
Advanced Drainage Systems, Inc.	637,913	72,581,741
Allegion PLC	1,791,739	215,044,515
Builders FirstSource, Inc. (A)	673,398	91,582,128
Masco Corp.	3,591,109	206,057,834
Resideo Technologies, Inc. (A)	4,187,456	73,950,473
Commercial services and supplies 0.7%
RB Global, Inc.	2,558,694	153,521,640
Electrical equipment 3.8%
AMETEK, Inc.	2,402,169	388,863,118
Eaton Corp. PLC	1,349,991	271,483,190
nVent Electric PLC	2,440,200	126,085,134
Ground transportation 1.7%
Landstar System, Inc.	865,113	166,568,857
Norfolk Southern Corp.	778,053	176,431,298
Machinery 5.0%
Dover Corp.	2,129,362	314,400,299
Fortive Corp.	1,586,030	118,587,463
ITT, Inc.	824,373	76,839,807
Otis Worldwide Corp.	1,979,570	176,201,526
Parker-Hannifin Corp.	870,456	339,512,658
Passenger airlines 0.6%
Alaska Air Group, Inc. (A)	2,138,865	113,744,841
Professional services 3.2%
ASGN, Inc. (A)	743,551	56,234,762
Leidos Holdings, Inc.	978,928	86,615,549
Robert Half International, Inc.	878,773	66,101,305
Science Applications International Corp.	1,227,578	138,077,973
SS&C Technologies Holdings, Inc.	2,809,840	170,276,304
TransUnion	1,691,066	132,461,200
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Trading companies and distributors 1.3%
Ferguson PLC	1,103,162	$173,538,414
WESCO International, Inc.	578,570	103,598,744
Information technology 8.6%		1,771,525,628
Electronic equipment, instruments and components 1.7%
CDW Corp.	398,020	73,036,670
Flex, Ltd. (A)	3,492,853	96,542,457
TE Connectivity, Ltd.	1,323,925	185,561,328
IT services 0.6%
Cognizant Technology Solutions Corp., Class A	2,054,441	134,113,908
Semiconductors and semiconductor equipment 3.3%
KLA Corp.	148,845	72,192,802
Microchip Technology, Inc.	2,423,706	217,139,821
NXP Semiconductors NV	568,852	116,432,627
Qorvo, Inc. (A)	1,229,882	125,484,860
Teradyne, Inc.	1,277,532	142,227,638
Software 1.4%
Check Point Software Technologies, Ltd. (A)	1,448,186	181,921,125
Gen Digital, Inc.	5,570,003	103,323,556
Technology hardware, storage and peripherals 1.6%
Dell Technologies, Inc., Class C	2,896,444	156,726,585
NetApp, Inc.	1,391,126	106,282,026
Western Digital Corp. (A)	1,596,104	60,540,225
Materials 5.4%		1,105,456,049
Chemicals 4.6%
Axalta Coating Systems, Ltd. (A)	4,814,933	157,977,952
Corteva, Inc.	3,639,625	208,550,513
DuPont de Nemours, Inc.	2,816,927	201,241,265
FMC Corp.	1,333,395	139,126,434
PPG Industries, Inc.	1,557,257	230,941,213
Containers and packaging 0.4%
Avery Dennison Corp.	527,874	90,688,753
Metals and mining 0.4%
Teck Resources, Ltd., Class B	1,827,314	76,929,919
Real estate 7.1%		1,466,028,442
Health care REITs 1.2%
Healthpeak Properties, Inc.	4,619,113	92,844,171
Welltower, Inc.	1,958,767	158,444,663
Industrial REITs 0.7%
EastGroup Properties, Inc.	401,987	69,784,943
Rexford Industrial Realty, Inc.	1,287,233	67,219,307
Residential REITs 2.1%
American Homes 4 Rent, Class A	2,728,165	96,713,449
Equity LifeStyle Properties, Inc.	1,223,757	81,857,106
Equity Residential	2,044,561	134,879,689
Essex Property Trust, Inc.	521,342	122,150,431
Retail REITs 1.8%
Regency Centers Corp.	3,053,891	188,638,847
Simon Property Group, Inc.	1,549,938	178,986,840
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

	Shares	Value
Real estate (continued)
Specialized REITs 1.3%
Lamar Advertising Company, Class A	1,664,701	$165,221,574
VICI Properties, Inc.	3,477,169	109,287,422
Utilities 4.8%		986,139,216
Electric utilities 2.5%
American Electric Power Company, Inc.	2,079,383	175,084,049
Entergy Corp.	2,097,080	204,192,680
FirstEnergy Corp.	3,373,642	131,167,201
Multi-utilities 2.3%
CenterPoint Energy, Inc.	11,947,551	348,271,112
DTE Energy Company	1,158,191	127,424,174

	Yield (%)	Shares	Value
Short-term investments 2.0%			$403,322,779
(Cost $403,322,779)
Short-term funds 2.0%			403,322,779
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.0063(B)	403,322,779	403,322,779

Total investments (Cost $15,217,540,112) 100.0%	$20,582,649,521
Other assets and liabilities, net 0.0%	1,817,698
Total net assets 100.0%	$20,584,467,219

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$149,464,725	$(149,463,434)	$(1,291)	—	$4,347	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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